2600 One Commerce Square Philadelphia, PA 19103-7098 T: (215) 564-8099 F: (215) 564-8120

May 25, 2018

Via EDGAR Transmission

Filing Desk
U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549
Attn:  Samantha Brutlag

Re:          Quaker Investment Trust (the "Registrant")
 File No. 811-06260
Preliminary Proxy Materials

Ladies and Gentlemen:

Pursuant to the requirements of Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the "1934 Act"), and submitted electronically via the EDGAR system, please find enclosed a Schedule 14(a) Information facing sheet, preliminary notice of meeting of shareholders, proxy statement, and form of proxy card to be furnished to the shareholders of the Quaker Event Arbitrage Fund in connection with the annual meeting of shareholders that is scheduled to be held on July 20, 2018.

Please do not hesitate to contact me at the above number if you have any questions or wish to discuss any of the responses presented above.
Sincerely yours, /s/Jonathan M. Kopcsik Jonathan M. Kopcsik